Trade receivables	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
Trade receivables
Note 15 – Trade receivables
Composition:

	December 31,
	2 0 2 0	2 0 1 9	2 0 2 0
	NIS	NIS	US Dollars

Open accounts	120,700	124,482	37,543
Credit cards	161	64	51
Checks receivables	17,468	15,087	5,433
Less – provision for return of goods	(5,131)	(3,394)	(1,595)
Less – estimated credit loss	(1,897)	(3,200)	(592)
	131,301	133,039	40,840
The table below shows the trade receivables balance for 31 December 2020 segmented by the due date.

	Trade receivables- days past due
	Nis in thousands
As of:	Not past due	<30	31-60	61-90	90<	Total
December 31, 2020	112,882	6,374	79	130	1,235	120,700
December 31, 2019	91,789	20,427	6,371	1,182	4,713	124,482

Changes in the allowance of credit loss

	December 31,
	2 0 2 0	2 0 1 9	2 0 2 0
	NIS	NIS	US Dollars

Balance at beginning of the year	3,200	2,370	995
Bad debts	(1,937)	-	(603)
Changes in allowance for doubtful debts	634	830	200
Balance at end of the year	1,897	3,200	592